Current and long-term debt - 2021 CMBFL lease financing (Details)	1 Months Ended		2 Months Ended
	Nov. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) vessel	Mar. 31, 2021 USD ($) vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 1,436,224,000	$ 2,541,678,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings				1,948,592,000	3,145,623,000
Finance Lease - CMBFL Lease Financing 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, bareboat charter term		7 years
Net debt to capitalization ratio			0.60
Consolidated tangible net worth			$ 1,000,000,000
Cumulative positive net income			25.00%
Net proceeds of equity issuance			50.00%
Minimum ratio for fair value of vessels			120.00%
Finance Lease - CMBFL Lease Financing 2021 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 68,000,000	$ 74,600,000
Finance Lease - CMBFL Lease Financing 2021 | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000	$ 25,000,000
Finance Lease - CMBFL Lease Financing 2021 | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000	500,000
Consolidated liquidity requirement per each chartered-in vessel		$ 250,000	$ 250,000
Finance Lease - CMBFL Lease Financing 2021 | Handymax | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.25%	3.25%
Finance Lease - CMBFL Lease Financing 2021 | MR | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.20%	3.20%
STI Comandante, STI Brixton, STI Pimlico and STI Finchley | Finance Lease - CMBFL Lease Financing 2021 | Vessels | Handymax
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel		4	4
Consideration paid (received)		$ 58,800,000
Periodic payment per vessel	$ 300,000
STI Comandante, STI Brixton, STI Pimlico and STI Finchley | Finance Lease - CMBFL Lease Financing 2021 | Vessels | MR
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel		1	1
STI Westminster | Finance Lease - CMBFL Lease Financing 2021 | Vessels | Handymax
Disclosure of detailed information about borrowings [line items]
Consideration paid (received)		$ 20,250,000
STI Westminster | Finance Lease - CMBFL Lease Financing 2021 | Vessels | MR
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel	$ 400,000